Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Net taxes payable	$ 25.1	$ 49.4
Provision (benefit) for income taxes	(611.1)	(626.4)	$ (554.6)
Interest Expense or Benefit
Income Taxes [Line Items]
Provision (benefit) for income taxes	$ (0.1)	$ 0.0	$ 0.2